Derivative Financial Instruments - Disclosure of Detailed Information of Derivative Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments [Line Items]
Derivative assets	$ 17,700	$ 36,218
Non-current	496	525
Derivative financial assets	17,700	36,218
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Current derivative assets	17,700	6,306
Non-current	407	126
Solaris warrants
Derivative Financial Instruments [Line Items]
Derivative assets	0	29,154	$ 122,919
Derivative financial assets	0	29,154	$ 122,919
FVTPL
Derivative Financial Instruments [Line Items]
Derivative assets	18,196	36,743
Current derivative assets	17,700	36,218
Non-current	496	525
Derivative financial assets	18,196	36,743
FVTPL | Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Derivative assets	18,107	6,432
Derivative financial assets	18,107	6,432
FVTPL | Solaris warrants
Derivative Financial Instruments [Line Items]
Derivative assets	0	29,154
Derivative financial assets	0	29,154
FVTPL | Gold deliveries
Derivative Financial Instruments [Line Items]
Derivative assets	0	1,157
Derivative financial assets	0	1,157
FVTPL | Other
Derivative Financial Instruments [Line Items]
Derivative assets	89	0
Derivative financial assets	$ 89	$ 0